FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 Commodity Derivative Instruments USD ($)	Dec. 31, 2013 Commodity Derivative Instruments CAD	Dec. 31, 2012 Commodity Derivative Instruments USD ($)	Dec. 31, 2012 Commodity Derivative Instruments CAD	Dec. 31, 2011 Commodity Derivative Instruments USD ($)	Dec. 31, 2011 Commodity Derivative Instruments CAD
Fair value of derivative financial instruments
Change in fair value of commodity derivative instruments gain/(loss)					(68,498)		73,632		6,092
Net realized cash gain/(loss)					26,628		18,363		(33,184)
Commodity derivative instruments gain/(loss)	(41,870)	91,995	(27,092)	$ (41,870)		$ 91,995		$ (27,092)